Equity Method Investments (DWM) (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Vessels	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Equity method investments	$ 42,826	$ 15,769
Gain/(loss) from equity method investments	(146)	(262)	$ 894
Commissions charged by a related party (Note 4(d))	1,332	1,313	511
Accounts receivable, trade	6,565	5,870
Commissions	$ 11,640	13,331	14,412
Diana Wilhelmsen Management Limited [Member]
Related Party Transaction [Line Items]
Equity method investment, ownership percentage	50.00%
Equity method investments	$ 794	734
Gain/(loss) from equity method investments	$ 60	228	894
Number of vessels managed | Vessels	6
Management Agreements [Member] | Diana Wilhelmsen Management Limited [Member]
Related Party Transaction [Line Items]
Accounts receivable, trade	$ 3	25
Commissions	$ 368	$ 390	$ 162